Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Net change in the total valuation allowance		$ 5,200
Received amount of Chemomab Therapeutics Inc		351
Income tax benefit		$ (534)	$ 0
Israel [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate		23.00%
Capital losses carryforwards		$ 159,000	$ 143,000
U.S. [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate		21.00%
Forecast [Member]
Income Tax Disclosure [Line Items]
Expects to receive amount of Chemomab Therapeutics Inc	$ 183